STOCK BASED COMPENSATION - Summary of Stock Options Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2023	188,865	3,133,270
Options granted	29,841	5,315,917
Options exercised	0	(5,153)
Options cancelled or forfeited	(33,064)	(896,284)
Options outstanding at September 30, 2024	185,642	188,865	3,133,270
Options exercisable at September 30, 2024	96,311	2,954,137
Options vested and expected to vest at September 30, 2024	185,642	7,547,750
Weighted-Average Exercise Price
Options outstanding at December 31, 2023	$ 74.41	$ 4.35
Options granted	5.46	0.48
Options exercised	0	1.36
Options cancelled or forfeited	151.39	2.27
Options outstanding at September 30, 2024	49.61	74.41	$ 4.35
Options exercisable at September 30, 2024	71.87	3.1
Options vested and expected to vest at September 30, 2024	$ 49.61	$ 1.86
Weighted-Average Remaining Contractual Life (Years)
Options outstanding	8 years 3 months 18 days	7 years 10 months 24 days	7 years 10 months 24 days
Options exercisable at September 30, 2024	7 years 8 months 12 days	5 years 4 months 24 days
Options vested and expected to vest at September 30, 2024	8 years 3 months 18 days	7 years 10 months 24 days
Aggregate Intrinsic Value
Options outstanding	$ 0	$ 0	$ 5,484,316
Options exercisable at September 30, 2024	0	0
Options vested and expected to vest at September 30, 2024	$ 0	$ 0
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2023	7,547,750
Options outstanding at September 30, 2024		7,547,750
Weighted-Average Exercise Price
Options outstanding at December 31, 2023	$ 1.86
Options outstanding at September 30, 2024		$ 1.86